CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 876,000	$ 1,129,000	$ 5,522,000	$ 5,346,000
Cost of revenue	517,000	666,000	3,504,000	3,662,000
Gross profit	359,000	463,000	2,018,000	1,684,000
Operating expenses:
Research and development	119,000	206,000	697,000	504,000
General and administration	857,000	849,000	4,014,000	2,097,000
Selling and marketing	392,000	341,000	1,522,000	910,000
Total operating expenses	1,368,000	1,396,000	6,233,000	3,511,000
Operating loss	(1,009,000)	(933,000)	(4,215,000)	(1,827,000)
Other expense:
Interest expense, related party			3,000
Interest expense	2,000		2,000
Total other expense	2,000		5,000
Net loss	(1,011,000)	(933,000)	(4,220,000)	(1,827,000)
Preferred Dividends	(500,000)		(639,000)
Net loss available to common stockholders	$ (1,511,000)	$ (933,000)	$ (4,859,000)	$ (1,827,000)
Net loss per common share basic and diluted:	$ (0.01)		$ (0.09)
Weighted average common shares, basic and diluted	172,694,837		54,273,016